Annual Total Returns- DWS Capital Growth VIP (Class A) [BarChart] - Class A - DWS Capital Growth VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.47%)	16.05%	34.65%	12.97%	8.62%	4.25%	26.30%	(1.60%)	37.14%	39.04%